Statutory Reserves and Restricted Net Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statutory Reserves and Restricted Net Assets [Abstract]
Restricted net assets	$ 247,700,566	$ 230,979,534